Investment Contracts - Summary of Investment Contracts for General Account (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of investment contracts general account [Line Items]
Beginning balance	€ 19,572	€ 17,718
Portfolio transfers and acquisitions	55	105
Deposits	8,432	7,200
Withdrawals	(8,455)	(6,059)
Investment contracts liabilities released	(64)	(42)
Interest credited	268	267
Net exchange differences	(1,114)	233
Transfer to/from other headings	21
Other	(1,771)	150
Ending balance	16,943	19,572
Institutional guaranteed products	1,053	3,223
Fixed annuities	5,714	6,809
Savings accounts	9,568	8,814
Investment contracts with discretionary participation features	278	355
Other	331	371
Investment contracts liabilities	16,943	19,572
Beginning balance	84,774	90,119
Gross premium and deposits - existing and new business	6,706	8,277
Withdrawals	(7,654)	(6,393)
Interest credited	9,147	9,929
Investment contracts liabilities released	(9,006)	(10,841)
Fund charges released	(176)	(209)
Net exchange differences	(5,842)	(6,767)
Transfers to disposal groups	(3,498)
Transfer (to) / from insurance contracts for account of policyholders		808
Other	(16)	(149)
Ending balance	74,434	84,774
Without Discretionary Participation Features [member]
Disclosure of investment contracts general account [Line Items]
Beginning balance	19,217	17,260
Portfolio transfers and acquisitions	55	105
Deposits	8,432	7,200
Withdrawals	(8,455)	(6,059)
Interest credited	268	267
Net exchange differences	(1,102)	294
Transfer to/from other headings	21
Other	(1,771)	150
Ending balance	16,665	19,217
Beginning balance	42,803	40,365
Gross premium and deposits - existing and new business	5,393	6,553
Withdrawals	(7,654)	(6,393)
Interest credited	4,589	2,649
Fund charges released	(176)	(209)
Net exchange differences	(4,272)	(12)
Transfers to disposal groups	(3,498)
Other	(16)	(149)
Ending balance	37,169	42,803
With Discretionary Participation Features [member]
Disclosure of investment contracts general account [Line Items]
Beginning balance	355	457
Investment contracts liabilities released	(64)	(42)
Net exchange differences	(13)	(61)
Ending balance	278	355
Beginning balance	41,971	49,754
Gross premium and deposits - existing and new business	1,313	1,724
Interest credited	4,558	7,280
Investment contracts liabilities released	(9,006)	(10,841)
Net exchange differences	(1,570)	(6,754)
Transfer (to) / from insurance contracts for account of policyholders		808
Ending balance	€ 37,265	€ 41,971